Schedule of Investments
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.28%
Australia–2.73%
Goodman Group	144,298	$2,152,856
GPT Group (The)	1,124,931	4,011,683
Mirvac Group	1,744,904	3,766,197
Stockland	1,284,958	4,598,354
		14,529,090
Belgium–1.03%
Cofinimmo S.A.	20,938	3,276,155
Montea C.V.A	18,846	2,195,115
		5,471,270
Brazil–0.55%
BR Malls Participacoes S.A.(a)	637,400	1,382,010
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	159,500	725,320
Multiplan Empreendimentos Imobiliarios S.A.	171,600	842,574
		2,949,904
Canada–2.59%
Allied Properties REIT	195,471	7,176,142
Canadian Apartment Properties REIT	44,670	2,044,086
Killam Apartment REIT	176,363	2,766,507
Summit Industrial Income REIT	133,346	1,763,892
		13,750,627
China–5.05%
China Overseas Land & Investment Ltd.	1,023,000	2,476,345
China Resources Land Ltd.	935,377	4,408,871
China Vanke Co. Ltd., H Shares	1,261,000	4,341,599
CIFI Holdings Group Co. Ltd.	2,166,000	1,887,844
Country Garden Holdings Co. Ltd.	2,195,000	2,794,408
ESR Cayman Ltd.(a)(b)	576,400	1,840,005
KWG Group Holdings Ltd.	339,500	516,483
Longfor Group Holdings Ltd.(b)	574,000	3,356,580
Shimao Group Holdings Ltd.	1,029,500	2,948,169
Sunac China Holdings Ltd.	622,000	2,283,621
		26,853,925
France–1.61%
Gecina S.A.	34,209	5,468,069
ICADE	34,526	3,104,338
		8,572,407
Germany–4.53%
Aroundtown S.A.	665,834	5,621,902
Sirius Real Estate Ltd.	1,697,408	2,437,972
Vonovia SE	255,032	16,001,314
		24,061,188
Hong Kong–5.95%
CK Asset Holdings Ltd.	263,500	1,790,866
Hang Lung Properties Ltd.	966,000	2,493,621
Hongkong Land Holdings Ltd.	1,072,700	5,255,341
Kerry Properties Ltd.	1,088,500	3,749,219
Link REIT	388,600	3,744,888
Shares		Value
Hong Kong–(continued)
New World Development Co. Ltd.	736,000	$3,992,667
Sun Hung Kai Properties Ltd.	511,600	7,983,615
Wharf Real Estate Investment Co. Ltd.	432,000	2,614,457
		31,624,674
India–0.13%
DLF Ltd.	170,544	673,201
Indonesia–0.22%
PT Pakuwon Jati Tbk(a)	33,133,600	1,153,869
Italy–0.48%
Infrastrutture Wireless Italiane S.p.A.(b)	226,628	2,535,932
Japan–10.24%
Activia Properties, Inc.	645	2,909,695
Daiwa Office Investment Corp.	124	871,249
Japan Hotel REIT Investment Corp.	2,173	1,321,078
Japan Metropolitan Fund Investment Corp.	3,352	3,355,236
Japan Prime Realty Investment Corp.	958	3,740,870
Japan Real Estate Investment Corp.	451	2,733,369
Kenedix Office Investment Corp.	243	1,802,837
LaSalle Logiport REIT	1,180	1,911,281
Mitsubishi Estate Co. Ltd.	572,900	9,414,420
Mitsui Fudosan Co. Ltd.	245,500	5,825,482
Mitsui Fudosan Logistics Park, Inc.	515	2,640,802
Nippon Building Fund, Inc.	767	4,900,575
Nippon Prologis REIT, Inc.	646	1,999,263
Nomura Real Estate Master Fund, Inc.	2,660	4,184,079
ORIX JREIT, Inc.	1,307	2,397,860
Tokyu Fudosan Holdings Corp.	732,800	4,408,045
		54,416,141
Malta–0.00%
BGP Holdings PLC(c)	9,888,325	12
Mexico–0.27%
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	1,299,200	1,441,526
Philippines–1.46%
Ayala Land, Inc.	7,504,200	5,417,746
Megaworld Corp.	13,709,200	897,326
SM Prime Holdings, Inc.	1,857,100	1,433,338
		7,748,410
Singapore–2.26%
Ascendas India Trust	559,400	575,103
CapitaLand Integrated Commercial Trust	3,184,000	4,933,797
City Developments Ltd.	405,000	2,333,870
Mapletree Industrial Trust	2,017,600	4,192,777
Mapletree Industrial Trust, Rts., expiring 06/30/2021(a)(c)	101,690	8,458
		12,044,005
South Africa–0.32%
Growthpoint Properties Ltd.	1,602,351	1,698,475

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
Spain–1.98%
Aena SME S.A.(a)(b)	14,340	$2,497,602
Cellnex Telecom S.A.(b)	48,041	2,917,173
Merlin Properties SOCIMI S.A.	442,224	5,101,312
		10,516,087
Sweden–2.04%
Fabege AB	213,783	3,474,218
Samhallsbyggnadsbolaget i Norden AB	578,422	2,538,978
Wihlborgs Fastigheter AB	213,675	4,840,133
		10,853,329
Thailand–0.54%
Central Pattana PCL, Foreign Shares	709,200	1,144,869
WHA Corp. PCL, Foreign Shares	17,547,800	1,728,560
		2,873,429
United Kingdom–3.10%
Grainger PLC	502,893	2,035,665
Safestore Holdings PLC	226,054	3,025,704
Segro PLC	504,766	7,468,261
Tritax Big Box REIT PLC	1,410,201	3,938,043
		16,467,673
United States–52.20%
American Homes 4 Rent, Class A	20,364	775,257
Americold Realty Trust	72,328	2,749,911
Apple Hospitality REIT, Inc.	387,187	6,144,658
AvalonBay Communities, Inc.	120,406	24,916,818
Brandywine Realty Trust	140,069	1,969,370
Brixmor Property Group, Inc.	213,011	4,837,480
Camden Property Trust	36,765	4,609,596
Columbia Property Trust, Inc.	188,838	3,302,777
CubeSmart	81,775	3,580,927
CyrusOne, Inc.	102,555	7,563,431
DiamondRock Hospitality Co.(a)	466,925	4,519,834
Digital Realty Trust, Inc.	47,447	7,191,067
Duke Realty Corp.	193,071	8,970,079
Equinix, Inc.	13,800	10,166,736
Essential Properties Realty Trust, Inc.	71,860	1,839,616
Extra Space Storage, Inc.	24,913	3,732,217
First Industrial Realty Trust, Inc.	107,133	5,425,215
Shares		Value
United States–(continued)
Highwoods Properties, Inc.	60,625	$2,769,350
Host Hotels & Resorts, Inc.(a)	417,156	7,162,569
Invitation Homes, Inc.	379,686	13,771,211
JBG SMITH Properties	92,857	2,990,924
Kilroy Realty Corp.	18,749	1,316,367
Life Storage, Inc.	35,344	3,514,607
Mid-America Apartment Communities, Inc.	83,011	13,339,868
NETSTREIT Corp.	69,849	1,559,030
Omega Healthcare Investors, Inc.	83,122	3,043,928
Prologis, Inc.	199,635	23,524,988
QTS Realty Trust, Inc., Class A	52,225	3,310,020
Retail Opportunity Investments Corp.	154,541	2,760,102
Rexford Industrial Realty, Inc.	161,258	8,906,279
RLJ Lodging Trust	285,433	4,387,105
Simon Property Group, Inc.	111,842	14,370,579
SITE Centers Corp.	392,986	5,883,000
Sunstone Hotel Investors, Inc.(a)	434,116	5,452,497
UDR, Inc.	380,376	18,117,309
Urban Edge Properties	345,568	6,686,741
Ventas, Inc.	170,383	9,447,737
Vornado Realty Trust	45,857	2,168,119
Welltower, Inc.	233,732	17,476,142
Xenia Hotels & Resorts, Inc.	163,847	3,180,270
		277,433,731
Total Common Stocks & Other Equity Interests (Cost $434,224,477)		527,668,905
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,078,841	2,078,841
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,484,293	1,484,886
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,375,819	2,375,819
Total Money Market Funds (Cost $5,939,546)		5,939,546
TOTAL INVESTMENTS IN SECURITIES—100.40% (Cost $440,164,023)		533,608,451
OTHER ASSETS LESS LIABILITIES–(0.40)%		(2,142,899)
NET ASSETS–100.00%		$531,465,552
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Rts.	– Rights
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $14,588,818, which represented 2.75% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,531,994	$5,297,937	$(5,751,090)	$-	$-	$2,078,841	$58
Invesco Liquid Assets Portfolio, Institutional Class	1,808,371	3,784,240	(4,107,725)	-	-	1,484,886	21
Invesco Treasury Portfolio, Institutional Class	2,893,707	6,054,785	(6,572,673)	-	-	2,375,819	23
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	55,711	(55,711)	-	-	-	-
Invesco Private Prime Fund	-	82,808	(82,808)	-	-	-	2*
Total	$7,234,072	$15,275,481	$(16,570,007)	$-	$-	$5,939,546	$104

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,529,090	$—	$14,529,090
Belgium	—	5,471,270	—	5,471,270
Brazil	2,949,904	—	—	2,949,904
Canada	13,750,627	—	—	13,750,627
China	—	26,853,925	—	26,853,925
France	—	8,572,407	—	8,572,407
Germany	—	24,061,188	—	24,061,188
Hong Kong	—	31,624,674	—	31,624,674
India	—	673,201	—	673,201
Indonesia	—	1,153,869	—	1,153,869
Italy	—	2,535,932	—	2,535,932
Japan	—	54,416,141	—	54,416,141
Malta	—	—	12	12
Mexico	1,441,526	—	—	1,441,526
Philippines	—	7,748,410	—	7,748,410
Singapore	—	12,035,547	8,458	12,044,005
South Africa	—	1,698,475	—	1,698,475
Spain	—	10,516,087	—	10,516,087
Sweden	—	10,853,329	—	10,853,329
Thailand	—	2,873,429	—	2,873,429
United Kingdom	—	16,467,673	—	16,467,673
United States	277,433,731	—	—	277,433,731
Money Market Funds	5,939,546	—	—	5,939,546
Total Investments	$301,515,334	$232,084,647	$8,470	$533,608,451
Invesco Global Real Estate Fund